IDA Private Access Fund

Schedule of Investments

June 30, 2026

CLOSED END FUNDS - 43.3%	Shares	Value

Infrastructure Asset — 8.9%
Stepstone Private Infrastructure Fund, Class I(a)(b)	461,584	$7,237,636

Private Credit — 3.5%
Cliffwater Corporate Lending Fund, Class I(b)	269,307	2,819,647

Private Equity — 30.9%
Blackrock Private Investments Fund, Institutional Class(a)(b)	316,231	4,705,523
Hamilton Lane Private Assets Fund, Class I(a)(b)	148,107	3,058,418
Pomona Investment Fund, Class I(a)(b)	123,997	2,059,591
Stepstone Private Markets, Class I(b)	95,825	6,157,710
Stepstone Private Venture and Growth Fund, Class I(a)(b)	133,672	9,251,439
		25,232,681
TOTAL CLOSED END FUNDS (COST $27,866,151)		35,289,964

EXCHANGE-TRADED FUND - 6.3%
Fixed Income ETF – 6.3%
JPMorgan Nasdaq Equity Premium Income ETF	84,000	5,162,640

TOTAL EXCHANGE-TRADED FUND (COST $4,949,734)		5,162,640

FIXED INCOME FUNDS - 44.5%

Fixed Income Mutual Funds – 44.5%
Crossingbridge Low Duration High Yield Fund, Institutional Class	1,045,604	10,011,454
Medalist Partners Short Duration Fund, Institutional Class	1,186,975	11,311,869
RiverPark Strategic Income Fund, Institutional Class	1,771,372	15,019,107

TOTAL FIXED INCOME FUNDS (COST $36,434,617)		36,342,430

PRIVATE FUND - 4.3%
Private Equity – 4.3%
FT Ventures Platform Fund, Class I(a)(b)(d)(e)	N/A	3,500,000

TOTAL PRIVATE FUND (COST $3,500,000)		3,500,000

MONEY MARKET FUND - 1.6%

First American Government Obligations Fund, Class X, 3.56%(c)	1,328,220	1,328,220

TOTAL MONEY MARKET FUND (COST $1,328,220)		1,328,220

Total Investments — 100.0% (Cost $74,078,722)		81,623,254

Other Assets in Excess of Liabilities — NM		30,373

NET ASSETS — 100.0%		$81,653,627

(a)	Non-income producing security.
(b)	Illiquid investment (cumulative total of $38,789,964, which represents 47.5% of net assets).
(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(d)	Private investment fund does not issue shares.
(e)	Restricted security. The acquisition date is 3/11/2026. Value was determined using significant unobservable inputs (4.3% of total net assets).

ETF	- Exchange-Traded Fund
NM	- Not meaningful, amount is less than 0.05%

IDA Private Assets Fund invested in the following industries as of June 30, 2026:

	Value	% of Net Assets
Exchange-Traded	5,162,640	6.3%
Fixed Income	36,342,430	44.5%
Infrastructure Asset	7,237,636	8.9%
Money Market	1,328,220	1.6%
Private Credit	2,819,647	3.5%
Private Equity	28,732,681	35.2%